Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 33,055	$ 13,451	$ 8,736
Hedges:
(Losses)/gains taken to equity	(914)	863	(315)
Losses/(gains) transferred to the income statement	881	(837)	297
Exchange fluctuations on translation of foreign operations taken to equity	(5)	5	1
Exchange fluctuations on translation of foreign operations transferred to income statement	(54)
Tax recognised within other comprehensive income	10	(8)	5
Total items that may be reclassified subsequently to the income statement	(82)	23	(12)
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	24	58	(81)
Equity investments held at fair value	(8)	(2)	(2)
Tax recognised within other comprehensive income	(9)	(20)	26
Total items that will not be reclassified to the income statement	7	36	(57)
Total other comprehensive (loss)/income	(75)	59	(69)
Total comprehensive income	32,980	13,510	8,667
Attributable to non-controlling interests	2,160	2,158	769
Attributable to BHP shareholders	$ 30,820	$ 11,352	$ 7,898